Document And Entity Information	Apr. 13, 2020
Document Information Line Items
Entity Registrant Name	Hexcel Corporation
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Hexcel Corporation (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (this “Amendment”) to amend its Current Report on Form 8-K originally filed with the U.S. Securities and Exchange Commission on April 6, 2020 (the “Original Form 8-K”) to correct an administrative error with respect to the expiration date of the Rights (as defined below). Except as set forth below, this Amendment does not otherwise amend or update any information or exhibits originally set forth in or filed with the Original Form 8-K. This Form 8-K/A speaks as of the original filing date of the Original Form 8-K, does not reflect events that may have occurred subsequent to the original filing date and does not modify or update in any way disclosures made in the Original Form 8-K, except as otherwise set forth in this Amendment.In accordance with Rule 12b-15 of the Securities Exchange Act of 1934, as amended, the complete text of Item 3.03 of the Original Form 8-K, as amended by this Amendment, which form a part of, and should be read together with, the Original Form 8-K, are set forth below.
Entity Central Index Key	0000717605
Document Period End Date	Apr. 13, 2020
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-8472
Entity Tax Identification Number	94-1109521
Entity Address, Address Line One	Two Stamford Plaza
Entity Address, Address Line Two	281 Tresser Boulevard
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901-3238
City Area Code	203
Local Phone Number	969-0666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information Line Items
Trading Symbol	HXL
Title of 12(b) Security	Common Stock
Security Exchange Name	NYSE
Preferred Stock [Member]
Document Information Line Items
Title of 12(b) Security	Preferred Share Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true